Legal and regulatory matters - Additional Information (Detail) $ in Millions	Aug. 14, 2024 USD ($)	Mar. 05, 2024 EUR (€)
Disclosure of other provisions [line items]
Current legal proceedings provision | €		€ 5,000
RBC Capital Markets [Member] | Fines and Penalties Payable as Per the Determination by Securities Exchange Commission [Member]
Disclosure of other provisions [line items]
Settlement amount payable value | $	$ 45